SCHEDULE OF RESTRICTED STOCK ACTIVITY (Details) - Restricted Stock Units (RSUs) [Member] - shares		3 Months Ended	12 Months Ended
	Aug. 15, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsidiary or Equity Method Investee [Line Items]
Total restricted shares outstanding		163,250	23,961	14,128
Granted	30,000	500,000	177,250	38,750
Vested and issued		(1,500)	(37,961)	(25,917)
Total restricted shares, forfeited		(56,750)		(3,000)
Total		605,000	163,250	23,961
Vested restricted shares as of September 30, 2023		12,500
Unvested restricted shares		592,500
Vested restricted shares		1,500	37,961	25,917
Forfeited		56,750		3,000
ViralClear Pharmaceuticals, Inc. [Member]
Subsidiary or Equity Method Investee [Line Items]
Total restricted shares outstanding		1,078,679	1,078,679	1,318,679
Vested and issued			(678,679)
Total restricted shares, forfeited				(240,000)
Total			1,078,679	1,078,679
Vested restricted shares			678,679
Unvested restricted shares			400,000
Forfeited				240,000
ViralClear Pharmaceuticals, Inc. [Member]
Subsidiary or Equity Method Investee [Line Items]
Total restricted shares outstanding		1,078,679
Vested and issued		(678,679)
Total restricted shares, forfeited		(240,000)
Total		838,679	1,078,679
Vested restricted shares		678,679
Unvested restricted shares		160,000
Forfeited		240,000